Share Capital and Reserves (Details) - Schedule of Composition of Share Capital (Parentheticals) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Composition of Share Capital [Abstract]
Authorized	₪ 0.01	₪ 0.01
Issued and outstanding	₪ 0.01	₪ 0.01